Equity accounted investments (Tables)	6 Months Ended
Jun. 30, 2019
Equity-accounted investments
Schedule of equity method investments

Figures in million - SA rand	Six months ended
	Jun 2019	Dec 2018	Jun 2018
Balance at beginning of the period	3,733.9	2,683.7	2,244.1
Share of results of equity-accounted investee after tax	255.7	145.7	198.5
- Mimosa Investments Limited (Mimosa)	108.0	74.8	135.7
- Rand Refinery Proprietary Limited (Rand Refinery)	148.3	77.2	66.5
- Other	(0.6)	(6.3)	(3.7)
Dividend received from Mimosa	(66.5)	(87.0)	-
Preference shares redeemed	-	(102.8)	-
Net loan advanced to equity-accounted investee	-	0.8	0.6
Impairment of investment in Living Gold Proprietary Limited (Living Gold)	(12.3)	-	-
Impairment of loan to Living Gold	(14.3)	-	-
Equity-accounted investment retained on loss of control of subsidiary	-	956.0	-
Foreign currency translation	(55.7)	137.5	240.5
Balance at end of the period	3,840.8	3,733.9	2,683.7
Equity accounted investments consist of:
- Mimosa	2,492.3	2,492.4	2,389.2
- Rand Refinery	387.6	239.3	264.9
- Peregrine Metals Ltd	960.9	978.0	-
- Other equity-accounted investments	-	24.2	29.6
Equity-accounted investments	3,840.8	3,733.9	2,683.7